Document and Entity Information	0 Months Ended
Jan. 31, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	May 05, 2015
Document Effective Date	May 05, 2015
Prospectus Date	May 05, 2015
Global Multi-Asset Income Portfolio | Class C
Risk/Return:
Trading Symbol	MSGYX